Annual Total Returns - iShares MSCI EAFE International Index Fund (Class K) [BarChart] - Class K - iShares MSCI EAFE International Index Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(12.56%)
Annual Return 2012	18.65%
Annual Return 2013	21.57%
Annual Return 2014	(6.12%)
Annual Return 2015	(0.81%)
Annual Return 2016	1.03%
Annual Return 2017	25.17%
Annual Return 2018	(13.33%)
Annual Return 2019	21.94%
Annual Return 2020	8.07%